ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Accumulated Balances of Other Comprehensive Income (Loss)

The accumulated balances for each component of other comprehensive income (loss) are as follows:

(in US$ thousands)	Foreign currency items	Unrealized gain on securities	Pension and post retirement benefit plans	Accumulated other comprehensive loss
Balance at January 1, 2018	$(21,914)	$—	$(69)	$(21,983)
Net current period change	(332)	—	(17)	(349)
Balance at December 31, 2018	(22,246)	—	(86)	(22,332)
Net current period change	66	—	20	86
Balance at December 31, 2019	(22,180)	—	(66)	(22,246)
Net current period change	224	(351)	(28)	(155)
Balance at December 31, 2020	$(21,956)	$(351)	$(94)	$(22,401)